FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade receivables [member] | Credit risk [member] | One customer [member]
IfrsStatementLineItems [Line Items]
Credit risk percentage	97.00%	99.00%